Other income, net (Tables)	12 Months Ended
Jun. 30, 2020
Other income, net
Schedule of other income, net

	2018	2019	2020
	RMB	RMB	RMB
Government grants	5,832	25,437	73,604
Others	(2,143)	(337)	(828)
	3,689	25,100	72,776